Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 1,926,674	$ 1,250,643	$ 862,386
Accounts receivable, (net of allowance for doubtful accounts of $407,776, $117,030 and $125,987, respectively)	1,688,385	544,684	361,191
Deferred project costs	0	0	76,106
Deferred income tax asset - current	264,000	49,000	135,000
Other current assets	577,775	38,710	35,093
Total current assets	4,456,834	1,883,037	1,469,776
Furniture, equipment and improvements, net	347,016	55,611	66,611
Deferred income tax - noncurrent	0	159,000	64,000
Intangible assets (net of accumulated amortization of $352,763, $187,666 and $79,166, respectively)	4,243,237	388,334	109,029
Goodwill	1,502,887	43,195	0
Other noncurrent assets	22,351	12,069	22,074
Total assets	10,572,325	2,541,246	1,731,490
Current liabilities:
Accounts payable	444,876	62,886	103,566
Accrued expenses	1,794,168	263,753	39,324
Accrued litigation	0	0	130,000
Deferred revenue	1,189,220	112,906	177,708
Line of credit	500,000	150,000	0
Total current liabilities	3,928,264	589,545	450,598
Note payable (net of debt discount of $2,365,591 and $0, respectively)	134,409	0	0
Deferred tax liability	2,201,150	0	0
Other long-term liabilities	147,800	105,554	69,287
Total liabilities	6,411,623	695,099	519,885
Stockholders' equity:
Preferred stock, $0.001 par value, 30,000,000 shares authorized, no shares issued and outstanding as of September 30, 2013, December 31, 2012 and 2011.	0	0	0
Common stock $0.001 par value, 100,000,000 shares authorized, 1,976,399, 1,937,329 and 1,752,175 shares issued and outstanding as of September 30, 2013, December 31, 2012 and 2011, respectively	1,976	1,937	1,752
Additional paid-in capital	3,843,454	2,070,369	1,741,744
Other accumulated comprehensive loss	(39,247)	0	0
Retained earnings (accumulated deficit)	354,519	(226,159)	(531,891)
Total stockholders' equity	4,160,702	1,846,147	1,211,605
Total liabilities and stockholders' equity	$ 10,572,325	$ 2,541,246	$ 1,731,490